Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of transactions with other related parties

	2022	2021	2020
	$	$	$
Sales to a shareholder	—	—	16,950
Purchase from a joint venture	—	53,981	21,119
Services provided by a company with control from a director of the Company	30,630	90,353	—
Legal and professional fee paid on behalf of related companies	—	9,060	—

Summary of key management personnel compensation
Key management personnel compensation comprised as following.

	2022 $	2021 $	2020 $
Directors’ fees	261,110	—	—
Salaries, wages and other benefits	24,549,012	2,281,701	2,206,494
Contributions to defined contribution retirement plan	17,538	15,643	4,615
Equity-settled share-based payment expenses (note)	30,284,686	21,500,167	913,111

	55,112,346	23,797,511	3,124,220